Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Allowance for Doubtful Accounts			$ 0	$ 0
Research and development costs	$ 41,083	$ 48,262	$ 56,507	$ 42,941
Potentially dilutive shares	40,100,000
Customer One [Member]
Concentration of Credit Risk			10.00%
Customer [Member]
Concentration of Credit Risk			11.00%